Liquidity and Going Concern (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Going Concern [Abstract]
Cash and cash equivalents	$ 3,915,900		$ 3,915,900		$ 5,634,115	$ 8,022,306
Working capital	13,000,000		13,000,000		3,900,000
Stockholders defict	(1,721,295)		(1,721,295)		(88,912,079)	30,622,519	$ 31,275,846
Net loss	$ (1,869,472)	$ (2,872,424)	(17,868,299)	$ (8,736,845)	(9,872,358)	4,845,069
Net cash in operating activities			$ (11,132,921)	$ (12,189,535)	$ (8,716,717)	$ 11,977,134